Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Property and Equipment, Net

Note 9 — Property and Equipment, Net

The following table summarizes property and equipment as of:

	March 31,	December 31,
	2021	2020
Capital lease asset building	$1,305	$1,305
Leasehold improvements	887	702
Furniture, fixtures and equipment	1,161	760
Corporate vehicles	143	143
Total property and equipment	3,496	2,910
Less: accumulated depreciation	(1,147)	(1,042)
Property and Equipment, net	$2,349	$1,868

Depreciation expense for property and equipment was approximately $105 and $51 for the three months ended March 31, 2021 and 2020, respectively.

Note 9 — Property and Equipment, Net

Property and equipment consist of the following as of December 31, 2020 and 2019:

	2020	2019
Capital lease asset building	$1,305	$—
Leasehold improvements	702	688
Furniture, fixtures, and equipment	760	715
Corporate vehicles	143	104
Total property and equipment	2,910	1,507
Less: accumulated depreciation	(1,042)	(876)
Property and Equipment, net	$1,868	$631

Depreciation expense for property and equipment was approximately $195,  $260 and $253 for the years ended December 31, 2020, 2019 and 2018, respectively. On December 23, 2020, the Company entered into a capital lease for a new hub location building. Amortization of the capital lease asset for the year ended December 31, 2020 was $0 and is included in depreciation expense in the consolidated statements of operations.